Business Combination	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business Combination	Business Combination
As described in Note 1, the Merger with GigCapital5 was consummated on March 4, 2024. On the Merger Date, QT Imaging, GigCapital5, and QT Merger Sub, consummated the closing of the transactions contemplated by the Business Combination Agreement, following the approval at an annual stockholder meeting of the stockholders of GigCapital5 held on February 20, 2024 (the “Stockholder Meeting”).
The Business Combination was accounted for as a reverse recapitalization. Under this method of accounting, GigCapital5 was treated as the acquired company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of QT Imaging issuing shares of the net assets of GigCapital5, accompanied by a recapitalization. The shares and net loss per common share prior to the Merger have been retroactively restated as shares reflecting the exchange ratio established in the Merger (approximately 0.3427 shares of the Company’s common stock for each share of QT Imaging common stock). The net liabilities of GigCapital5 have been recognized at carrying value, with no goodwill or other intangible assets recorded.
QT Imaging has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances:
•QT Imaging’s stockholders have a majority of the voting power of the Company;
•The majority of QT Imaging’s Board of Directors continued to serve as directors of the Company;
•The majority of QT Imaging’s management continued to serve as management of the Company;
•QT Imaging comprises the ongoing operations of the Company; and
•QT Imaging is the larger entity based on historical business activity and the larger employee base.
The following summarizes the elements of the Merger to the condensed consolidated statements of stockholders’ deficit and cash flows, including the transaction funding, sources, and uses of cash:

Recapitalization
Cash in GigCapital5 Trust Account, net of redemptions	$13,952,525
Plus: cash in GigCapital5 operating bank account	4,829
Less: Payments made pursuant to non-redemption agreements	(10,791,550)
Less: GigCapital5 transaction costs paid from Trust	(1,073,667)
Less: Repayment of GigCapital5 related party notes	(853,607)
Net cash proceeds from GigCapital5	1,238,530
Assumed net liabilities from GigCapital5, including the initial recognition of the earnout liability, excluding net cash proceeds	(14,177,695)
Net impact of the Merger on the condensed consolidated statement of stockholders' deficit	$(12,939,165)